Provisions and contingencies - Schedule of provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Beginning balance	$ 598	$ 892
Provisions used during the year	(324)	(294)
Non-current	0	274
Current	274	324
Ending balance	274	598
Onerous contract
Disclosure of other provisions [line items]
Beginning balance	598	892
Provisions used during the year	(324)	(294)
Non-current	0	274
Current	274	324
Ending balance	$ 274	$ 598